Supplemental condensed consolidating financial information	6 Months Ended
Jun. 30, 2020
Disclosure Of Additional Information [Abstract]
Supplemental condensed consolidating financial information	Supplemental condensed consolidating financial informationAngloGold Ashanti Holdings plc (“IOMco”), a 100 percent wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”). IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti’s operations and assets located outside South Africa. The following is condensed consolidating financial information for the Company as of 30 June 2020, 2019 and 31 December 2019 and for the six months ended 30 June 2020, 2019 and for the year ended 31 December 2019, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”). For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method. The following supplemental condensed consolidating financial information should be read in conjunction with the Company’s condensed consolidated financial statements.
Condensed consolidating statements of income for the six months ended 30 June 2020

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Revenue from product sales	—	—	1,963	—	1,963
Cost of sales	2	—	(1,292)	—	(1,290)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	(8)	(7)	(15)
Gross profit (loss)	2	—	663	(7)	658
Corporate administration, marketing and other income (expenses)	(43)	(5)	(4)	16	(36)
Exploration and evaluation costs	—	—	(56)	—	(56)
Impairment, derecognition of assets and profit (loss) on disposal	—	—	(1)	—	(1)
Other income (expenses)	(2)	—	(26)	—	(28)
Operating profit (loss)	(43)	(5)	576	9	537
Interest income	1	3	5	—	9
Foreign exchange (losses) gains	—	(1)	19	—	18
Finance costs and unwinding of obligations	(7)	(57)	(29)	7	(86)
Share of associates and joint ventures’ profit (loss)	—	—	119	—	119
Equity gain (loss) in subsidiaries	392	521	—	(913)	—
Profit (loss) before taxation	343	461	690	(897)	597
Taxation	13	—	(221)	—	(208)
Profit (loss) for the period from continuing operations	356	461	469	(897)	389
Discontinued operations
Profit (loss) from discontinued operations	65	—	(26)	—	39
Profit (loss) for the period	421	461	443	(897)	428
Allocated as follows:
Equity shareholders
- Continuing operations	356	461	462	(897)	382
- Discontinued operations	65	—	(26)	—	39
Non-controlling interests
- Continuing operations	—	—	7	—	7
	421	461	443	(897)	428

Comprehensive income (loss)	405	482	464	(939)	412
Comprehensive (income) loss attributable to non-controlling interests	—	—	(7)	—	(7)
Comprehensive income (loss) attributable to AngloGold Ashanti	405	482	457	(939)	405

Condensed consolidating statements of income for the six months ended 30 June 2019

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Revenue from product sales	—	—	1,582	—	1,582
Cost of sales	2	—	(1,266)	—	(1,264)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	5	—	5
Gross profit (loss)	2	—	321	—	323
Corporate administration, marketing and other income (expenses)	(24)	3	(10)	(10)	(41)
Exploration and evaluation costs	—	—	(51)	—	(51)
Impairment, derecognition of assets and profit (loss) on disposal	—	—	(3)	—	(3)
Other income (expenses)	(8)	3	(16)	(4)	(25)
Operating profit (loss)	(30)	6	241	(14)	203
Interest income	2	1	2	—	5
Foreign exchange (losses) gains	—	(2)	1	—	(1)
Finance costs and unwinding of obligations	(8)	(53)	(31)	—	(92)
Share of associates and joint ventures’ profit (loss)	—	—	68	10	78
Equity gain (loss) in subsidiaries	156	294	—	(450)	—
Profit (loss) before taxation	120	246	281	(454)	193
Taxation	16	—	(78)	—	(62)
Profit (loss) for the period from continuing operations	136	246	203	(454)	131
Discontinued operations
Profit (loss) from discontinued operations	(22)	—	7	—	(15)
Profit (loss) for the period	114	246	210	(454)	116
Allocated as follows:
Equity shareholders
- Continuing operations	136	246	201	(454)	129
- Discontinued operations	(22)	—	7	—	(15)
Non-controlling interests
- Continuing operations	—	—	2	—	2
	114	246	210	(454)	116

Comprehensive income (loss)	118	243	207	(448)	120
Comprehensive loss (income) attributable to non-controlling interests	—	—	(2)	—	(2)
Comprehensive income (loss) attributable to AngloGold Ashanti	118	243	205	(448)	118

Amounts have been restated in accordance with IFRS 5, refer to note 8.

Condensed consolidating statements of income for the year ended 31 December 2019

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Revenue from product sales	—	—	3,525	—	3,525
Cost of sales	(1)	—	(2,625)	—	(2,626)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	5	—	5
Gross profit (loss)	(1)	—	905	—	904
Corporate administration, marketing and other income (expenses)	(41)	(6)	(17)	(18)	(82)
Exploration and evaluation costs	—	—	(112)	—	(112)
Impairment, derecognition of assets and profit (loss) on disposal	—	(3)	(6)	3	(6)
Other income (expenses)	(10)	3	135	(211)	(83)
Operating profit (loss)	(52)	(6)	905	(226)	621
Interest income	3	6	5	—	14
Foreign exchange losses	—	(4)	(8)	—	(12)
Finance costs and unwinding of obligations	(16)	(106)	(56)	6	(172)
Share of associates and joint ventures’ profit (loss)	—	—	154	14	168
Equity gain (loss) in subsidiaries	302	815	—	(1,117)	—
Profit (loss) before taxation	237	705	1,000	(1,323)	619
Taxation	32	—	(282)	—	(250)
Profit (loss) for the period from continuing operations	269	705	718	(1,323)	369
Discontinued operations
Profit (loss) from discontinued operations	(281)	—	(95)	—	(376)
Profit (loss) for the period	(12)	705	623	(1,323)	(7)
Allocated as follows:
Equity shareholders
- Continuing operations	269	705	713	(1,323)	364
- Discontinued operations	(281)	—	(95)	—	(376)
Non-controlling interests
- Continuing operations	—	—	5	—	5
	(12)	705	623	(1,323)	(7)

Comprehensive income (loss)	2	717	618	(1,330)	7
Comprehensive loss (income) attributable to non-controlling interests	—	—	(5)	—	(5)
Comprehensive income (loss) attributable to AngloGold Ashanti	2	717	613	(1,330)	2

Condensed consolidating statements of financial position as at 30 June 2020

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Non-current assets
Tangible and right of use assets	3	—	2,789	13	2,805
Intangible assets	—	—	121	(1)	120
Investments in subsidiaries, associates and joint ventures	2,985	4,885	1,527	(7,753)	1,644
Other investments	1	2	136	(2)	137
Inventories	—	—	80	—	80
Trade and other receivables	—	29	147	(29)	147
Deferred taxation	83	—	—	—	83
Cash restricted for use	—	—	31	—	31
	3,072	4,916	4,831	(7,772)	5,047
Current Assets
Inventories, trade and other receivables, intergroup balances and other current assets	253	755	1,361	(1,414)	955
Cash restricted for use	—	—	34	—	34
Cash and cash equivalents	48	713	531	—	1,292
	301	1,468	1,926	(1,414)	2,281
Assets held for sale	267	—	279	—	546
	568	1,468	2,205	(1,414)	2,827

Total assets	3,640	6,384	7,036	(9,186)	7,874

EQUITY AND LIABILITIES
Share capital and premium	7,211	6,096	847	(6,943)	7,211
(Accumulated losses) retained earnings and other reserves	(4,199)	(2,390)	1,967	423	(4,199)
Shareholders' equity	3,012	3,706	2,814	(6,520)	3,012
Non-controlling interests	—	—	36	—	36
Total equity	3,012	3,706	2,850	(6,520)	3,048

Non-current liabilities	229	2,383	1,146	—	3,758
Current liabilities including intergroup balances	323	295	2,853	(2,666)	805
Liabilities held for sale	76	—	187	—	263
Total liabilities	628	2,678	4,186	(2,666)	4,826

Total equity and liabilities	3,640	6,384	7,036	(9,186)	7,874

Condensed consolidating statements of financial position as at 30 June 2019

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Non-current assets
Tangible and right of use assets	632	—	2,921	—	3,553
Intangible assets	1	—	121	(1)	121
Investments in subsidiaries, associates and joint ventures	2,504	4,245	1,437	(6,613)	1,573
Other investments	1	2	135	(2)	136
Inventories	—	—	126	—	126
Trade and other receivables	—	29	119	(29)	119
Cash restricted for use	—	—	36	—	36
	3,138	4,276	4,895	(6,645)	5,664
Current Assets
Other investments	—	7	—	—	7
Inventories, trade and other receivables, intergroup balances and other current assets	356	474	1,206	(1,159)	877
Cash restricted for use	—	—	17	—	17
Cash and cash equivalents	23	102	217	—	342
	379	583	1,440	(1,159)	1,243

Total assets	3,517	4,859	6,335	(7,804)	6,907

EQUITY AND LIABILITIES
Share capital and premium	7,192	6,096	837	(6,933)	7,192
(Accumulated losses) retained earnings and other reserves	(4,444)	(3,203)	1,397	1,806	(4,444)
Shareholders' equity	2,748	2,893	2,234	(5,127)	2,748
Non-controlling interests	—	—	32	—	32
Total equity	2,748	2,893	2,266	(5,127)	2,780

Non-current liabilities	345	1,028	1,367	—	2,740
Current liabilities including intergroup balances	424	938	2,702	(2,677)	1,387
Total liabilities	769	1,966	4,069	(2,677)	4,127

Total equity and liabilities	3,517	4,859	6,335	(7,804)	6,907

Condensed consolidating statements of financial position as at 31 December 2019

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Non-current assets
Tangible and right of use assets	4	—	2,740	6	2,750
Intangible assets	1	—	123	(1)	123
Investments in subsidiaries, associates and joint ventures	2,646	4,612	1,459	(7,136)	1,581
Other investments	2	2	74	(2)	76
Inventories	—	—	93	—	93
Trade and other receivables	—	29	122	(29)	122
Deferred taxation	105	—	—	—	105
Cash restricted for use	—	—	31	—	31
	2,758	4,643	4,642	(7,162)	4,881
Current Assets
Other investments	—	10	—	—	10
Inventories, trade and other receivables, intergroup balances and other current assets	333	619	1,247	(1,317)	882
Cash restricted for use	—	—	33	—	33
Cash and cash equivalents	12	102	342	—	456
	345	731	1,622	(1,317)	1,381
Assets held for sale	253	—	348	—	601
	598	731	1,970	(1,317)	1,982

Total assets	3,356	5,374	6,612	(8,479)	6,863

EQUITY AND LIABILITIES
Share capital and premium	7,199	6,096	837	(6,933)	7,199
(Accumulated losses) retained earnings and other reserves	(4,559)	(2,715)	1,668	1,047	(4,559)
Shareholders' equity	2,640	3,381	2,505	(5,886)	2,640
Non-controlling interests	—	—	36	—	36
Total equity	2,640	3,381	2,541	(5,886)	2,676

Non-current liabilities	225	1,031	1,222	—	2,478
Current liabilities including intergroup balances	401	962	2,667	(2,593)	1,437
Liabilities held for sale	90	—	182	—	272
Total liabilities	716	1,993	4,071	(2,593)	4,187

Total equity and liabilities	3,356	5,374	6,612	(8,479)	6,863

Condensed consolidating statements of cash flows for the six months ended 30 June 2020

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Cash flows from operating activities
Cash generated from (used by) operations	(75)	(7)	737	9	664
Net movement in intergroup receivables and payables	41	(141)	83	17	—
Dividends received from joint ventures	—	54	—	—	54
Taxation paid	—	—	(166)	—	(166)
Net cash inflow (outflow) from operating activities from continuing operations	(34)	(94)	654	26	552
Net cash inflow (outflow) from operating activities from discontinued operations	30	—	22	—	52
Net cash inflow (outflow) from operating activities	(4)	(94)	676	26	604

Cash flows from investing activities
Capital expenditure	—	—	(307)	—	(307)
Interest capitalised and paid	—	—	—	(7)	(7)
Other investments acquired	—	—	(4)	—	(4)
Proceeds from disposal of other investments	—	9	—	—	9
Disposal (acquisition) of subsidiaries	—	(4)	4	—	—
Increase in investment in subsidiaries	(10)	—	—	10	—
Decrease (increase) in cash restricted for use	—	—	(7)	—	(7)
Interest received	1	3	5	—	9
Net cash inflow (outflow) from investing activities from continuing operations	(9)	8	(309)	3	(307)
Net cash inflow (outflow) from investing activities from discontinued operations	(13)	—	(4)	—	(17)
Cash in subsidiaries sold and transferred to held for sale	—	—	2	—	2
Net cash inflow (outflow) from investing activities	(22)	8	(311)	3	(322)

Cash flows from financing activities
Increase in share capital	—	—	10	(10)	—
Proceeds from borrowings	133	1,350	43	—	1,526
Repayment of borrowings	(76)	(700)	(57)	—	(833)
Finance costs paid	(5)	(58)	(15)	7	(71)
Other borrowing costs	—	(18)	—	—	(18)
Dividends paid	(38)	—	(6)	—	(44)
Intergroup dividends received (paid)	52	123	(175)	—	—
Net cash inflow (outflow) from financing activities from continuing operations	66	697	(200)	(3)	560
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	—	—	—
Net cash inflow (outflow) from financing activities	66	697	(200)	(3)	560

Net increase (decrease) in cash and cash equivalents	40	611	165	26	842
Translation	(4)	—	24	(26)	(6)
Cash and cash equivalents at beginning of period	12	102	342	—	456
Cash and cash equivalents at end of period	48	713	531	—	1,292

Condensed consolidating statements of cash flows for the six months ended 30 June 2019

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Cash flows from operating activities
Cash generated from (used by) operations	(35)	3	384	—	352
Net movement in intergroup receivables and payables	29	(113)	87	(3)	—
Dividends received from joint ventures	—	33	—	—	33
Taxation refund	—	—	7	—	7
Taxation paid	—	—	(75)	—	(75)
Net cash inflow (outflow) from operating activities from continuing operations	(6)	(77)	403	(3)	317
Net cash inflow (outflow) from operating activities from discontinued operations	13	—	13	—	26
Net cash inflow (outflow) from operating activities	7	(77)	416	(3)	343

Cash flows from investing activities
Capital expenditure	—	—	(264)	—	(264)
Proceeds from disposal of tangible assets	—	—	2	—	2
Proceeds from disposal of other investments	—	—	3	—	3
Investments in associates and joint ventures	—	—	(2)	—	(2)
Net loans repaid by (advanced to) associates and joint ventures	—	4	(1)	—	3
Disposal (acquisition) of subsidiaries	—	(3)	3	—	—
Increase in investment in subsidiaries	(16)	—	—	16	—
Decrease (increase) in cash restricted for use	—	—	15	—	15
Interest received	2	1	2	—	5
Net cash inflow (outflow) from investing activities from continuing operations	(14)	2	(242)	16	(238)
Net cash inflow (outflow) from investing activities from discontinued operations	(26)	—	(3)	—	(29)
Cash in subsidiaries sold and transferred to held for sale	—	—	—	—	—
Net cash inflow (outflow) from investing activities	(40)	2	(245)	16	(267)

Cash flows from financing activities
Increase in share capital	—	—	16	(16)	—
Proceeds from borrowings	117	—	37	—	154
Repayment of borrowings	(82)	—	(20)	—	(102)
Finance costs paid	(3)	(51)	(19)	—	(73)
Dividends paid	(28)	—	(15)	—	(43)
Intergroup dividends received (paid)	44	131	(175)	—	—
Net cash inflow (outflow) from financing activities from continuing operations	48	80	(176)	(16)	(64)
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	—	—	—
Net cash inflow (outflow) from financing activities	48	80	(176)	(16)	(64)

Net increase (decrease) in cash and cash equivalents	15	5	(5)	(3)	12
Translation	1	—	(3)	3	1
Cash and cash equivalents at beginning of period	7	97	225	—	329
Cash and cash equivalents at end of period	23	102	217	—	342

Amounts have been restated in accordance with IFRS 5, refer to note 8.
Condensed consolidating statements of cash flows for the year ended 31 December 2019

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Cash flows from operating activities
Cash generated from (used by) operations	(59)	(8)	1,165	4	1,102
Net movement in intergroup receivables and payables	35	(205)	177	(7)	—
Dividends received from joint ventures	—	77	—	—	77
Taxation refund	—	—	7	—	7
Taxation paid	—	—	(228)	—	(228)
Net cash inflow (outflow) from operating activities from continuing operations	(24)	(136)	1,121	(3)	958
Net cash inflow (outflow) from operating activities from discontinued operations	58	—	31	—	89
Net cash inflow (outflow) from operating activities	34	(136)	1,152	(3)	1,047

Cash flows from investing activities
Capital expenditure	—	—	(703)	—	(703)
Interest capitalised and paid	—	—	—	(6)	(6)
Proceeds from disposal of tangible assets	—	—	3	—	3
Other investments acquired	—	—	(9)	—	(9)
Proceeds from disposal of other investments	—	—	3	—	3
Investments in associates and joint ventures	—	—	(5)	—	(5)
Net loans repaid by (advanced to) associates and joint ventures	17	4	(1)	—	20
Disposal (acquisition) of subsidiaries	—	(8)	8	—	—
Increase in investment in subsidiaries	(16)	—	—	16	—
Interest received	3	5	6	—	14
Net cash inflow (outflow) from investing activities from continuing operations	4	1	(698)	10	(683)
Net cash inflow (outflow) from investing activities from discontinued operations	(46)	—	(8)	—	(54)
Cash in subsidiaries sold and transferred to held for sale	—	—	(6)	—	(6)
Net cash inflow (outflow) from investing activities	(42)	1	(712)	10	(743)

Cash flows from financing activities
Increase in share capital	—	—	16	(16)	—
Proceeds from borrowings	130	—	38	—	168
Repayment of borrowings	(124)	—	(41)	—	(165)
Finance costs paid	(10)	(102)	(31)	6	(137)
Dividends paid	(28)	—	(15)	—	(43)
Intergroup dividends received (paid)	44	242	(286)	—	—
Net cash inflow (outflow) from financing activities from continuing operations	12	140	(319)	(10)	(177)
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	—	—	—
Net cash inflow (outflow) from financing activities	12	140	(319)	(10)	(177)

Net increase (decrease) in cash and cash equivalents	4	5	121	(3)	127
Translation	1	—	(4)	3	—
Cash and cash equivalents at beginning of year	7	97	225	—	329
Cash and cash equivalents at end of period	12	102	342	—	456